Reserve for Losses and Loss Adjustment Expenses - Total (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reserve for Losses and Loss Adjustment Expenses
Total reserve for losses and loss adjustment expenses	$ 2,914	$ 1,428	$ 4,165	$ 7,682	$ 3,159	$ 4,432	$ 3,336	$ 1,562
Add: Reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	14,052		11,896	10,950		13,352	1,442
Reserve for losses and loss adjustment expenses gross of reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	$ 16,966		$ 16,061	$ 18,632		$ 17,784	$ 4,778